Share Based Payments - Schedule of Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Beginning Balance	1,635,523	1,019,333	1,004,861
Number of options, Granted	335,000	1,300,000	120,000
Number of options, Exercised			(77,387)
Number of options, Forfeited	(425,000)	(683,810)	(28,141)
Number of options, Ending Balance	1,545,523	1,635,523	1,019,333
Weighted average exercise price per share, Beginning Balance	$ 2.36	$ 5.32	$ 2.13
Number of options, Options Exercisable	818,855
Weighted average exercise price per share, Granted	$ 1.49	$ 1.37	$ 1.74
Weighted average exercise price per share, Exercised			$ 0.01
Weighted average exercise price per share, Forfeited	$ 1.88	$ 4.04	$ 3.81
Weighted average exercise price per share, Ending Balance	$ 2.30	$ 2.36	$ 5.32
Aggregate fair value, Beginning Balance	$ 1,735	$ 1,880	$ 1,253
Weighted average exercise price per share, Options exercisable	$ 3.11
Aggregate fair value, Granted	308	799	123
Weighted average remaining contractual term	8 years 1 month 6 days	8 years 7 months 6 days	8 years
Aggregate fair value, Exercised			(307)
Weighted average remaining contractual term, Options exercisable	7 years 4 months 24 days
Aggregate fair value, Forfeited	(347)	(968)	(78)
Aggregate fair value, Ending Balance	1,696	1,735	1,880
Aggregate fair value, Options exercisable	$ 1,050